Note 10 - Noncontrolling Interest - Clyra Medical - Summary of Accounts Payable and Accrued Expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Accounts payable	$ 1,012	$ 826
Accrued payroll	199	120
Accounts payable and accrued expenses, total	1,211	946
Clyra Medical [Member]
Accounts payable	634	247
Accrued payroll	21	30
Accrued dividend	937	590
Accounts payable and accrued expenses, total	$ 1,592	$ 867